Property and Equipment, net (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
Schedule of Property and Equipment Net

Property and Equipment, stated at cost less accumulated depreciation, consisted of the following as of March 31:

	As of March 31
	2026	2025
	USD	USD

Equipment - Machineries	102,006	102,006
Less: accumulated depreciation	(100,905)	(95,573)
Equipment - Machineries, net	1,101	6,433

Equipment – Motor vehicle	120,231	76,923
Less: accumulated depreciation	(102,922)	(36,538)
Equipment - Motor vehicle, net	17,309	40,385

Property	1,138,461	1,138,461
Less: accumulated depreciation	(101,648)	(52,857)
Property, net	1,036,813	1,085,604

Property and Equipment, net	1,055,223	1,132,422